Convertible Preferred Stock And Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock And Equity
NOTE 7. CONVERTIBLE PREFERRED STOCK AND EQUITY
Preferred Stock
The Company is authorized to issue 24,816 shares of $0.00001 par value preferred stock. There were 24,816 and 21,458 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively.
The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of June 30, 2021.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	$5,000
May 2019	B-1	508	508	$4.9767	$2,527
May 2019	B	5,425	5,425	$6.2209	$33,750
March 2020	C-1	761	761	$10.0223	$7,624
March - May 2020; March 2021	C	8,874	8,874	$10.4236	$92,468

		24,816	24,816		$146,076

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	$5,000
May 2019	B-1	508	508	$4.9767	$2,527
May 2019	B	5,425	5,425	$6.2209	$33,750
March 2020	C-1	761	761	$10.0223	$7,624
March - May 2020	C	5,756	5,516	$10.4236	$57,500

		21,698	21,458		$111,108

During the six months ended June 30, 2021, the Company issued an additional 3,358 shares of Series C preferred stock through two tranches that closed in February and March 2021. The Series C preferred stock was issued in exchange for $35,000 gross cash proceeds. Expenses in connection with the issuance of the Series C preferred stock were $207, resulting in net cash proceeds of $34,793.
During the year ended December 31, 2020, the Company issued 5,516 shares of Series C preferred stock through three tranches that closed in March, April and May 2020. The Series C preferred stock was issued in exchange for $57,500 gross cash proceeds. Expenses in connection with the issuance of the Series C preferred stock were $61, resulting in net cash proceeds of $57,439. During the year ended December 31, 2020, the Company also issued 761 shares of Series
C-1
preferred stock by redeeming two subordinated convertible notes originally issued in December 2019 and February 2020.
In March 2018, in connection with the Company’s conversion from an LLC to corporation, the founders of the Company exchanged their member interests for aggregate total of 1,800 shares of common stock and 4,252 shares of Series Seed preferred stock. After conversion to a corporation in March 2018, in connection with the Series Seed preferred stock financing, the Company and its chief executive officer (CEO) entered into a stock restriction agreement, whereby certain restrictions and vesting conditions were placed on 1,080 of the CEO’s common stock shares to vest in 30 equal monthly installments, on each monthly anniversary from the effective date of the stock restriction agreement. As of December 31, 2020, no amounts related to this agreement remained unamortized. During the three and six months ended June 30, 2020 stock-based compensation in the amount of $108 and $216 was recognized, respectively, and included as a component of general and administrative expense in the accompanying Consolidated Statement of Operations and Comprehensive Loss. As of June 30, 2021 and December 31, 2020, the CEO owned 996 shares of common stock related to this transaction which were vested and owned outright.
Warrants
In March 2019, the Company issued a warrant to purchase common stock to the purchaser of a $2,500 convertible note. The warrant represented compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vested based on the number of installed units attained over a measurement period, which expired in March 2021. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder is entitled to purchase up to 503 fully paid and non-assessable
shares of the Company’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrant using the Black-Scholes-Merton model. The Company recorded the associated marketing expense over the service period as the units were installed with an offset to additional paid-in-capital.
During the three and six months ended June 30, 2021, the Company recognized no expenses related to these warrants. During the three and six months ended June 30, 2020, the Company recognized $36 and$182 of sales and marketing expense related to these warrants in the accompanying Consolidated Statements of Operations and Comprehensive Loss. These warrants were exercised by the holder in March 2021, which resulted in 503 shares of common stock being issued by the Company.

In August 2019, in connection with the Credit Facility (Note 6), the Company issued warrants to purchase the Company’s common stock to the lender. The warrants are exercisable upon issuance until their expiration in August 2029 or earlier upon redemption. The holder of the warrants, together with any successor or permitted assignee or transferee, is entitled to purchase 33 fully paid and non-assessable
shares of the Company’s common stock at $2.30 per share, subject to adjustment pursuant to the warrant. The fair value of the warrants has been recorded as additional paid in capital and a reduction to the carrying value of the Term Loan Facility on the accompanying Consolidated Balance Sheets. The resulting discount from outstanding principal balance of the Term Loan Facility is being amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
In April 2020, in connection with the closing of the second tranche of the Series C preferred stock, the Company issued a warrant to purchase common stock to an investor who participated in the second tranche closing. The warrant represents compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vests based on the number of installed units attained over a measurement period, which expires in April 2023. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder is entitled to purchase 384 fully paid and non-assessable
shares of the Company’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrants using the Black-Scholes-Merton model. The Company records the associated marketing expense over the service period as the units are installed with an offset to additional paid-in-capital.
During the three and six months ended June 30, 2021, the Company recognized $149 and $359 of sales and marketing expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss related to these warrants. No expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss related to these warrants were recognized during the three and six months ended June 30, 2020.
In February 2021, the Company issued warrants to purchase the Company’s common stock as consideration to certain customers. The warrants are exercisable upon issuance until their expiration in February 2031 or earlier upon redemption. The number of warrants issued to these customers is dependent on the number of installed units, as defined by the warrant agreements, purchased by the customer. The fair value of the vested portion of the warrants has been recorded as additional paid in capital and contra-revenue on the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations, respectively. For the three and six months ended June 30, 2021 the Company recorded $18 and $40, respectively, as contra-revenue in the Consolidated Statement of Operations related to these warrants. No amounts related to these warrants were recorded as contra-revenue in the Consolidated Statement of Operations for the six months ended June 30, 2020.

NOTE 7. CONVERTIBLE PREFERRED STOCK AND EQUITY
Preferred Stock
The Company is authorized to issue 21,698 shares of $0.00001 par value preferred stock. There were 21,458 and 15,181 shares issued and outstanding as of December 31, 2020 and 2019, respectively.

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707

September 2018	A	4,541	4,541	$1.1011	$5,000

May 2019	B-1	508	508	$4.9767	$2,527

May 2019	B	5,425	5,425	$6.2209	$33,750

March 2020	C-1	761	761	$10.0223	$7,624

March – May 2020	C	5,756	5,516	$10.4236	$57,500

		21,698	21,458		$111,108

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2019.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	5,751	4,707	$1.0000	$4,707

September 2018	A	4,541	4,541	$1.1011	$5,000

May 2019	B-1	508	508	$4.9767	$2,527

May 2019	B	5,546	5,425	$6.2209	$33,750

		16,346	15,181		$45,984

During the year ended December 31, 2019, the Company issued 3,576 shares of Series B preferred stock in exchange for $22,250 gross cash proceeds. Expenses in connection with the issuance of the Series B preferred stock were $84, resulting in net cash proceeds of $22,166. Additionally, during this same period, 1,045 and 804 shares of Series Seed preferred stock and Common stock, respectively, were exchanged for Series B preferred stock. During the year ended December 31, 2019, the Company also issued 508 shares of
Series B-1
preferred stock by redeeming a subordinate convertible note originally issued in March 2019.
During the year ended December 31, 2020, the Company issued 5,516 shares of Series C preferred stock through three tranches that closed in March, April and May 2020. The Series C preferred stock was issued in exchange for $57,500 gross cash proceeds. Expenses in connection with the issuance of the Series C preferred stock were $61, resulting in net cash proceeds of $57,439. During the year ended December 31, 2020, the Company also issued 761 shares of
Series C-1
preferred stock by redeeming two subordinated convertible notes originally issued in December 2019 and February 2020.
The rights, preferences, and privileges of the preferred stock for the Series Seed, Series A,
Series B-1,
Series B,
Series C-1,
and Series C preferred share issuances are substantially the same except as noted below.

Voting Rights
Each share of preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible. Holders of Series A preferred stock are entitled to elect one director of the Company; holders of Series B preferred stock are entitled to elect one director of the Company; and holders of Series C preferred stock are entitled to elect one director of the Company. Holders of common stock and any other class of preferred stock are entitled to elect the remaining balance of directors of the Company. As of December 31, 2020, there are a total of six members on the Company’s board of directors.
Dividend Rights
Holders of preferred stock shall have first right to receive any dividend declared or paid by the Company on each outstanding share as if all shares had been converted to common stock. Dividend rights for each series of preferred stock are non-cumulative.
No dividends on preferred stock or common stock have been declared by the Company’s board of directors from inception through December 31, 2020.
Liquidation Rights
In the event of a liquidation event, the holders of the preferred stock are first to receive the greater of their original issuance price per share, plus any declared but unpaid dividends and the amount they would have received had all shares of preferred stock converted into common stock immediately prior to the liquidation event. The liquidity rights of holders of preferred stock are senior to liquidity rights of holders of common stock. All preferred stock share in the liquidation proceeds pari
 passu
. Liquidation events include a voluntary or involuntary liquidation, asset transfer, acquisition, dissolution, winding up of the Company, or a deemed liquidation event. A deemed liquidation event can occur by a majority vote by the convertible preferred stockholders.
Conversion Rights
Each share of preferred stock is convertible, at the option of the holder, without additional consideration into a number of common shares as is determined by dividing the issuance price by the conversion price as uniquely determined for each series of preferred stock. In the event of a liquidation, dissolution, or winding up of the Corporation or a deemed liquidation event, conversion rights of preferred shares are terminated. With customary exceptions, in the event that the Company issues securities at a price per share that is less than the conversion price then in effect of any series of preferred stock, the conversion price for the affected series of preferred stock is adjusted pursuant to a broad-based weighted average anti-dilution provision (i.e. by a fraction based on the number of shares of common stock outstanding prior to the issuance of such common stock and the common stock outstanding immediately after such issuance). The number of common stock outstanding immediately after the issuance date shall include the number of shares of common stock outstanding, the number of shares of common stock into which the preferred stock could be converted, and the number of shares of common stock that could be issued upon exercise of all warrants, options convertible securities, and other purchase rights. The outstanding shares of preferred stock automatically convert into shares of common stock immediately prior to the closing of an underwritten public offering of common stock under the Securities Act of 1933 in which the valuation of the common stock immediately prior to such offering, assuming the exercise and conversion of all outstanding exercisable and convertible securities, is at least $31.28 per share and the gross proceeds to the Company are not less than $40 million.
The Series Seed preferred shares agreement provided the buyer the right to purchase up to $5,000 of preferred stock of the Company through a Series A financing at a price per share obtained by dividing $10,000 by the then fully-diluted capitalization of the Company. The initial option had an expiration date of July 1, 2018; the option expiration date was extended for an additional 45 days.
Fully-diluted capitalization of the Company meant, as of immediately prior to the closing of the Series A preferred stock financing, the sum of (i) the outstanding shares of common stock of the Company; (ii) the shares of common stock of the Company directly or indirectly issuable upon conversion or exchange of all outstanding securities directly or indirectly convertible into or exchangeable for common stock of the Company and the exercise of all outstanding options and warrants; and (iii) the shares reserved for issuance under the Company’s equity incentive or similar plans or arrangements (including an available option pool equal to 10% of the fully-diluted capital of the Company immediately after the closing of the Series A preferred stock financing).
The Series Seed preferred shares agreement provided that the Company adopt a standard rate card prior to or promptly following the Series Seed closing with most favored nation (“MFN”) provisions mutually agreed to by the Company and the buyer, with a carve-out
for investor pricing, which shall be offered by the Company to all limited partners of the buyer, which investor pricing shall reflect at least a 35% discount to the Company’s standard rate card (the “MFN Pricing”), and which shall roughly adhere to the proposal made in the Company’s RFP response presented to buyer. The MFN Pricing will be granted during the Company’s pilot program, which shall commence upon the closing of the Series Seed issuance and will remain in effect until July 1, 2019 and thereafter so long as buyer exercises the Series A Option in full and buyer continues to hold shares of capital stock of the Company. Unless otherwise approved by buyer, with such approval not to be unreasonably withheld, the MFN Pricing shall not be subject to adjustment until the two-year
anniversary of the Series Seed closing, following which, the MFN Pricing shall be subject to adjustment in the discretion of the Company; provided, that, for the avoidance of doubt, for so long as (i) buyer exercises the Series A Option in full and (ii), buyer continues to hold shares of capital stock of the Company, all limited partners of buyer shall continue to receive at least a 35% discount to the Company’s standard rate card.
In March 2018, in connection with the Company’s conversion from an LLC to corporation, the founders of the Company exchanged their member interests for aggregate total of 1,800 shares of common stock and 4,252 shares of Series Seed preferred stock. After conversion to a corporation in March 2018, in connection with the Series Seed preferred stock financing, the Company and its chief executive officer (CEO) entered into a stock restriction agreement, whereby certain restrictions and vesting conditions were placed on 1,080 of the CEO’s common stock shares to vest in 30 equal monthly installments, on each monthly anniversary from the effective date of the stock restriction agreement. During the years ended December 31, 2020 and 2019, stock-based compensation in the amounts of $324 and $432, respectively, were recognized and included as a component of general and administrative expense in the accompanying Consolidated Statement of Operations and Comprehensive Loss. As of December 31, 2020, no amount remained unamortized. As of

December 31, 2019, $324 remained unamortized. As of December 31, 2020 and 2019, the CEO owned 996 shares of common stock, of which 996 and 672 shares, respectively, were vested and owned outright.
Common Stock
The Company is authorized to issue 28,781 shares of common stock with a par value of $0.00001 per share. Holders of the Company’s common stock are entitled to one vote for each share on each matter on which they are entitled to vote. As of December 31, 2020 and 2019, there were 2,124 and 996 shares issued and outstanding, respectively.
Warrants
In March 2019, the Company issued a warrant to purchase common stock to the purchaser of a $2,500 convertible note. The warrant represented compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vested based on the number of installed units attained over a measurement period, which expired in March 2021. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder is entitled to purchase up to 503 fully paid and non-assessable
shares of the Company’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrant using the Black-Scholes-Merton model. The Company recorded the associated marketing expense over the service period as the units were installed with an offset to additional paid-in-capital.
During the years ending December 31, 2020 and 2019 the Company recognized $342 and $648 of sales and marketing expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
In August 2019, in connection with the Credit Facility (Note 6), the Company issued warrants to purchase the Company’s common stock to the lender. The warrants are exercisable upon issuance until their expiration in August 2029 or earlier upon redemption. The holder of the warrants, together with any successor or permitted assignee or transferee, is entitled to purchase 33 fully paid and non-assessable
shares of the Company’s common stock at $2.30 per share, subject to adjustment pursuant to the warrant. The fair value of the warrants has been recorded as additional paid in capital and a reduction to the carrying value of the Term Loan Facility on the accompanying Consolidated Balance Sheets. The resulting discount from outstanding principal balance of the Term Loan Facility is being amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
In April 2020, in connection with the closing of the second tranche of the Series C preferred stock, the Company issued a warrant to purchase common stock to an investor who participated in the second tranche closing. The warrant represents compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vests based on the number of installed units attained over a measurement period, which expires in April 2023. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder is entitled to purchase 384 fully paid and non-assessable
shares of the Company’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrants using the Black-Scholes-Merton model. The Company records the associated marketing expense over the service period as the units are installed with an offset to additional paid-in-capital.
During the year ending December 31, 2020 the Company recognized $139 of sales and marketing expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.